IFRS 7 - Disclosure - Credit Risk - Summary of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Credit Risk [line items]
Past due loans	$ 2,305	$ 2,095
Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,241	1,216
Personal [member]
Credit Risk [line items]
Past due loans	265	261
Credit card [member]
Credit Risk [line items]
Past due loans	447	392
Business and government [member]
Credit Risk [line items]
Past due loans	352	$ 226
Later than one months and not later than three months [member]
Credit Risk [line items]
Past due loans	2,126
Later than one months and not later than three months [member] | Residential mortgages [member]
Credit Risk [line items]
Past due loans	1,241
Later than one months and not later than three months [member] | Personal [member]
Credit Risk [line items]
Past due loans	265
Later than one months and not later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	268
Later than one months and not later than three months [member] | Business and government [member]
Credit Risk [line items]
Past due loans	352
Later than three months [member]
Credit Risk [line items]
Past due loans	179
Later than three months [member] | Credit card [member]
Credit Risk [line items]
Past due loans	$ 179